Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	0.83
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 2,290,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	0.43
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	$ 2,290,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	$ 1,122,100
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	0.60
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	$ 100,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.70
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	$ 100,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	$ 36,072
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0.31
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	$ 1,720,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	1.65
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	$ 1,720,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	$ 267,571
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	0.46
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	$ 1,885,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	2.56
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	$ 1,885,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	$ 457,867
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	0.41
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	$ 15,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	2.67
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	$ 15,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	$ 3,012
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.35
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	$ 1,250,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	7.30
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	$ 1,250,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	$ 338,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	0.74
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	$ 2,843,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	3.25
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	$ 2,843,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	$ 1,148,928
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	0.48
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	$ 2,060,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	4.37
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	$ 1,030,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	$ 210,841
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0.53
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	$ 450,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	4.48
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	$ 225,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	$ 57,263
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46	0.57
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47	$ 12,613,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48	3.02
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49	$ 11,358,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50	$ 3,641,654